INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

17. INCOME TAXES

The United States and foreign components of (loss) income before income taxes were comprised of the following:

	For the years ended December 31,
	2021	2020
Tax jurisdictions from:
Local – United States	$(706,659)	$(735,159)
Foreign – Malaysia	(1,064,314)	1,070,806
Foreign – Hong Kong	(616,640)	180,700
(Loss) income before income tax	$(2,387,613)	$516,347

The (provision for) benefit of income taxes consisted of the following:

	For the years ended December 31,
	2021	2020
Current:
- Local	$(22,205)	$-
- Foreign	(104,735)	16,748

Deferred:
- Local	-	-
- Foreign	(10,127)	(178,329)

Provision for income taxes	$(137,067)	$(161,581)

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company and its subsidiary that operate in various countries: United States, Malaysia (including Labuan) and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

Agape ATP Corporation was incorporated in the State of Nevada and is subject to the tax laws of the United States of America with a corporate tax rate of 21% on its taxable income. Agape ATP Corporation also subject to controlled foreign corporations Subpart F income (“Subpart F”) tax, which is a tax primarily on passive income from controlled foreign corporations with a tax rate of 35%. In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied.

For the years ended December 31, 2021 and 2020, the Company’s foreign subsidiaries did not generate any income that are subject to Subpart F tax and GILTI tax.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

17. INCOME TAXES (CONT’D)

For the year ended December 31, 2021, the Company re-visited its fiscal 2020 U.S. income taxes and determined its stock dividend from Greenpro Capital Corp as a result of its Spin-off of DSwiss Inc.’s shares in 2020 were subject to Subpart F and GILTI taxes. As a result, the Company incurred additional income taxes expenses of $22,205, including interest and penalty of $395, for the year ended December 31, 2021, after utilizing its estimated cumulative net operating losses (“NOL”) of $312,608 as of December 31, 2020. As a result, the Company’s deferred tax assets of estimated NOL of $65,648 were fully utilized and reduced to $0.

As of December 31, 2021 and 2020, the operations in the United States of America incurred approximately $729,000 and $0, respectively, of cumulative net operating losses (“NOL”) which can be carried forward to offset future taxable income or Subpart F and GILTI taxes. These balance can be carried forward indefinitely. The deferred tax valuation allowance as of December 31, 2021 and 2020 were approximately $153,000 and $0, respectively.

Malaysia

Changes to the Labuan Business Activity Tax Act (LBATA) 1990 which was gazetted and came into operation on January 1, 2019 mandate companies incorporated in Labuan to satisfy the “substantial activity requirements” to qualify for the preferential tax rate of 3% on net audited profit. Subsequently, on April 29, 2020, a circular setting out revisions to the “substantial activity requirements” was issued. As Agape ATP Corporation did not maintain a permanent establishment in Labuan, and therefore did not satisfy the said requirements, the company was subjected to tax at 24% on its net audited profit. On June 11, 2021, Agape ATP Corporation made an irrevocable election to be taxed under the Malaysian Income Tax Act 1967 as the elected tax regime is more tax efficient to the entity compare to LBATA.

Agape Superior Living Sdn Bhd, Agape S.E.A Sdn Bhd and Wellness ATP International Holdings Sdn Bhd. are governed by the income taxes laws of Malaysia and the income taxes provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income taxes rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the year ended December 31, 2021 and 2020, with the remaining balance being taxed at the 24% rate.

As of December 31, 2021 and 2020, the operations in the Malaysia incurred approximately $946,000 and $261,000, respectively, of cumulative net operating losses (“NOL”) which can be carried forward to offset future taxable income. Approximately $685,000 and $261,000 of the net operating loss carry forwards will expire in 2028 and 2027, respectively, if unutilized. The deferred tax valuation allowance as of December 31, 2021 and 2020 were approximately $217,000 and $0, respectively.

Hong Kong

Agape ATP International Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income derived from Hong Kong. Business income derived or business expenses incurred outside the Special Administrative Region is not subject to Hong Kong Profits Tax or deduction.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

17. INCOME TAXES (CONT’D)

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the years ended December 31,
	2021		2020
U.S. statutory rate	21.0%		21.0%
Valuation allowance	(17.0)%		(4.0)%
Differential tax rate in Malaysia	3.0%		3.0%
Permanent difference	(12.7	)%(1)	11.3	%(2)
Effective tax rate	(5.7)%		31.3%

(1)	The amount comprised:

	-	6.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and
	-	6.7% being expenses incurred in AATP LB, ASL, SEA, WATP, and DSY Wellness that are not deductible in the Malaysia tax return.

(2)	The amount comprised:

	-	10.2% being expenses incurred in AATP US that were not deductible in the Malaysia tax returns;
	-	0.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and
	-	1.3% being expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax return.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forwards in U.S.	$153,061	$-
Net operating loss carry forwards in Malaysia	227,106	62,678
Less: valuation allowance	(380,167)	-
Deferred tax liabilities:
Depreciation	(15,574)	(68,421)
Deferred tax liabilities, net	$(15,574)	$(5,743)

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2021 and 2020, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the years ended December 31, 2020 and 2020.